Convertible Debentures and Fair Value Measurements (Details) - Shedule of detachable warrants was determined using a Black-Scholes valuation model	12 Months Ended
Dec. 31, 2021
Convertible Debentures and Fair Value Measurements (Details) - Shedule of detachable warrants was determined using a Black-Scholes valuation model [Line Items]
Expected term (in years)	3 years
Expected dividend yield	0.00%
Minimum [Member]
Convertible Debentures and Fair Value Measurements (Details) - Shedule of detachable warrants was determined using a Black-Scholes valuation model [Line Items]
Expected volatility	87.20%
Risk-free interest rate	0.17%
Maximum [Member]
Convertible Debentures and Fair Value Measurements (Details) - Shedule of detachable warrants was determined using a Black-Scholes valuation model [Line Items]
Expected volatility	89.00%
Risk-free interest rate	0.32%